Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug. 31, 2013
Supplement [Text Block]	gmost_SupplementTextBlock

GMO SERIES TRUST

Supplement dated March 10, 2014 to the

GMO Series Trust Prospectus dated August 31, 2013, as supplemented

GMO International Developed Equity Allocation Series Fund

Effective March 10, 2014, the following disclosure is added to page 61 of the Prospectus, immediately following the section captioned “Fees and expenses”:

Shareholder fees

	Fees paid directly from your investment	Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	0	0.08%	[1]
Redemption fee (as a percentage of amount redeemed)	0	0.08%	[1]

[1]	These amounts are paid to and retained by GMO International Developed Equity Allocation Fund, the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

In addition, the section captioned “Example” on page 61 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both GMO International Developed Equity Allocation Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year*	3 Years	1 Year*	3 Years
Class R4	$109	$322	$101	$313
Class R5	$94	$275	$86	$266
Class R6	$84	$243	$75	$234

*	After reimbursement

GMO International Developed Equity Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmost_SupplementTextBlock

GMO SERIES TRUST

Supplement dated March 10, 2014 to the

GMO Series Trust Prospectus dated August 31, 2013, as supplemented

GMO International Developed Equity Allocation Series Fund

Effective March 10, 2014, the following disclosure is added to page 61 of the Prospectus, immediately following the section captioned “Fees and expenses”:

Shareholder fees

	Fees paid directly from your investment	Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	0	0.08%	[1]
Redemption fee (as a percentage of amount redeemed)	0	0.08%	[1]

[1]	These amounts are paid to and retained by GMO International Developed Equity Allocation Fund, the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

In addition, the section captioned “Example” on page 61 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both GMO International Developed Equity Allocation Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year*	3 Years	1 Year*	3 Years
Class R4	$109	$322	$101	$313
Class R5	$94	$275	$86	$266
Class R6	$84	$243	$75	$234

*	After reimbursement

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both GMO International Developed Equity Allocation Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
GMO International Developed Equity Allocation Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 109	[1]
3 Years	rr_ExpenseExampleYear03	322
1 Year	rr_ExpenseExampleNoRedemptionYear01	101	[1]
3 Years	rr_ExpenseExampleNoRedemptionYear03	313
GMO International Developed Equity Allocation Series Fund | Class R4 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO International Developed Equity Allocation Series Fund | Class R4 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.08%	[2]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.08%	[2]
GMO International Developed Equity Allocation Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	94	[1]
3 Years	rr_ExpenseExampleYear03	275
1 Year	rr_ExpenseExampleNoRedemptionYear01	86	[1]
3 Years	rr_ExpenseExampleNoRedemptionYear03	266
GMO International Developed Equity Allocation Series Fund | Class R5 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO International Developed Equity Allocation Series Fund | Class R5 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.08%	[2]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.08%	[2]
GMO International Developed Equity Allocation Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	84	[1]
3 Years	rr_ExpenseExampleYear03	243
1 Year	rr_ExpenseExampleNoRedemptionYear01	75	[1]
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 234
GMO International Developed Equity Allocation Series Fund | Class R6 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO International Developed Equity Allocation Series Fund | Class R6 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.08%	[2]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.08%	[2]

[1]	After reimbursement
[2]	These amounts are paid to and retained by GMO International Developed Equity Allocation Fund, the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.